Concentrations (Tables)	12 Months Ended
Sep. 30, 2024
Concentrations [Abstract]
Schedule of Single Customers

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended September 30,
	2024		%	2023		%	2022	%
Company A	$	*	*	$	*	*	$1,759,451	84.37
Company F		*	*		51,071	14.65	*	*
Company N		*	*		76,338	21.90	*	*
Company P		350,245	54.73		221,119	63.45	*	*
Company Q		250,192	39.10		*	*	*	*
		$600,437	93.83		$348,528	100.00	$1,759,451	84.37

*	represents the % is below 10% which is not presented.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total net accounts receivable:

	As of September 30,
	2024		%	2023		%
Company O	$	*	*	$	*	*
Company P (1)		*	*		253,993	92.95
	$	*	*		$253,993	92.95

(1)	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. No outstanding balance was due from this customer as of September 30, 2024.

*	represents the % is below 10% which is not presented.

Schedule of Allowance for Credit Losses for the Receivable Risk

Balances of the allowance for credit losses for the receivable items by each risk category are as follows:

	As of September 30,
	2024	2023
Balances of items with low risk	$329,641	$98,008
Balances of items with default risk	3,765,707	2,063,017
Total	$4,095,348	$2,161,025

Schedule of Allowance for Credit Losses for Accounts Receivable

Movement of the allowance for credit losses for accounts receivable is as follows:

	As of September 30,
	2024	2023
Balance at beginning of the year	$87,160	$—
Current year (reversal) addition	(2,076)	87,160
Written-off as uncollectible	(85,000)	—
Changes due to foreign exchange	4	—
Balance at end of the year	$88	$87,160

Movement of the allowance for credit losses for contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties is as follows:

	As of September 30,
	2024	2023
Balance at beginning of the year	$2,073,865	$1,525,165
Current year addition	1,999,956	541,494
Changes due to foreign exchange	21,439	7,206
Balance at end of the year	$4,095,260	$2,073,865

Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables

The aging of accounts receivable before allowance for uncollectible receivables is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	Total
Referral fees	11,112	—	—	11,112
Advisory service fees(1)	11,000	105,000	225,000	341,000
Management fees	8,305	—	—	8,305
Balance as of 9/30/2023	$281,632	$105,000	$225,000	$360,417
Referral fees	4,155	—	—	4,155
Advisory service fees	—	—	—	—
Management fees	—	8,849	—	8,849
Balance as of 9/30/2024	$4,155	$8,849	$—	$13,044

(1)	As of September 30, 2023, the gross accounts receivable balance of Company O was $85,000, which included in aging of 180 days to 1 year, and full allowance for credit losses of $85,000 was provided for Company O. As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, which was 100% received by the Group during the fiscal year 2024.

Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses

The aging of prepaid expenses and other assets before allowance for current expected credit losses is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	over 1 year	Total
Fund advance payment	—	38,191	—	407,455	445,646
Prepaid deposit for acquisition	—	—	—	1,532,371	1,532,371
Rental deposit	69,746	—	—	—	69,746
Prepayment	38,655	—	—	—	38,655
Others	14,963	—	5,800	8,168	28,931
Balance as of 9/30/2023	$123,364	$38,191	$5,800	$1,947,994	$2,115,349
Fund advance payment	—	—	—	445,846	445,846
Prepaid deposit for acquisition	—	—	2,000,000	1,543,210	3,543,210
Deposit for long term investment	2,750,000	—	—	—	2,750,000
Rental deposit	—	—	—	70,239	70,239
Prepayment	137,500	—	444,444	38,256	620,200
Others	935	—	16,848	19,867	37,650
Balance as of 9/30/2024	$2,888,435	$—	$2,461,292	$2,117,418	$7,467,145